RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
Related Party Transactions Details Narrative
Consulting fees	$ 5,000	$ 0
Rent paid	3,000	0
Advanced form related party transactions			$ 24,500
Inferred interest on related party debt	$ 24,590	$ 0	$ 516